As filed with the Securities and Exchange Commission on May 17, 2019.

Registration Nos. 333-146374

811-22127

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 70	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates to all series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 17th day of May, 2019.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of May, 2019.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ Brian J. Gallagher* Brian J. Gallagher	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) and Senior Vice President	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Joseph Beranek* Joseph Beranek	Treasurer and Chief Accounting Officer (Principal Accounting Officer)	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Chair of the Board	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ George S. Batejan* George S. Batejan	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Sandra Yeager* Sandra Yeager	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	By:	/s/ Joseph D’Alessandro
	Name:	Joseph D’Alessandro**
Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016 and incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on June 1, 2016, on behalf of Joseph Beranek pursuant to a Power of Attorney, dated February 1, 2019 and incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (q)(6)), filed with the Commission on April 26, 2019, and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 1, 2018 and incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 21, 2018.

SIGNATURES

CVPCSF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio – Commodity Strategy Fund, with respect only to information that specifically relates to CVPCSF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 17th day of May, 2019.

CVPCSF Offshore Fund, Ltd.

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio – Commodity Strategy Fund, with respect only to information that specifically relates to CVPCSF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 17th day of May, 2019.

Signature	Capacity

/s/ Amy K. Johnson* Amy K. Johnson	Director, CVPCSF Offshore Fund, Ltd.

/s/ Anthony P. Haugen* Anthony P. Haugen	Director, CVPCSF Offshore Fund, Ltd.

/s/ Christopher O. Petersen Christopher O. Petersen	Director, CVPCSF Offshore Fund, Ltd.

*	By:	/s/ Joseph D’ Alessandro
	Name:	Joseph D’ Alessandro**
Attorney-in-fact

**

Executed by Joseph D’Alessandro on behalf of Amy K. Johnson and Anthony P. Haugen pursuant to Powers of Attorney, dated May 11, 2016, and incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibits (q)(4) and (q)(5), respectively), filed with the Commission on April 27, 2017.

Exhibit Index

Exhibit No.	Description

EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase